Revenues (Tables)	9 Months Ended
Sep. 30, 2020
Revenues
Schedule of revenues

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Online marketing services and others	17,126,942	29,424,626	4,333,779
Transaction services	2,222,218	3,519,530	518,371
	19,349,160	32,944,156	4,852,150

Schedule of information about contract liabilities, comprising customer advances, deferred revenues and portions of Payables to merchants

	As of
	December 31, 2019	September 30, 2020	September 30, 2020
	RMB	RMB	US$
Customer advances and deferred revenues	605,970	1,042,093	153,484
Payable to merchants	116,557	152,158	22,410